Stock-Based Compensation - Additional Information (Detail) - USD ($)		1 Months Ended	12 Months Ended
	Oct. 10, 2003	Jul. 31, 2015	May 31, 2018	May 31, 2017	May 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate intrinsic value of options outstanding			$ 23,600,000
Weighted-average remaining contractual life of options outstanding			6 years 6 months
Aggregate intrinsic value of options exercisable			$ 22,400,000
Weighted-average remaining contractual life of options exercisable			5 years 3 months 18 days
Omnibus Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Incentive plan approval date			Oct. 09, 2014
2004 Omnibus Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of common stock authorized			12,000,000
2014 Omnibus Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unamortized stock-based compensation expense			$ 1,200,000
Shares of common stock authorized			6,000,000
Directors Equity Incentive Plan 2003
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Incentive plan approval date	Oct. 10, 2003
Share based compensation arrangement vesting period	3 years
Unamortized stock-based compensation expense			$ 1,600,000
Shares granted to Directors			$ 51.63	$ 50.61	$ 43.71
Shares granted			24,000
Shares of common stock available for grant	500,000		53,700
Shares of restricted stock vested			27,000
2007 Plan and 2014 Omnibus Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted to Directors			$ 55.19	$ 50.99	$ 46.63
Shares granted			36,984
Shares outstanding			702,000	802,000
Employee Incentive Plan 2007
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unamortized stock-based compensation expense			$ 2,900,000
Shares of common stock available for grant			0
SARs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock appreciation rights expected term			7 years	7 years	7 years
Unamortized stock-based compensation expense			$ 10,200,000
Unamortized stock-based compensation expense expected recognition period			3 years 3 months
Shares expected to vest			1,300,000
Shares expected to vest, weighted-average exercise price			$ 51.17
Shares expected to vest, weighted-average remaining contractual term			8 years 1 month 6 days
SARs | Omnibus Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock appreciation rights expected term			10 years
Share based compensation arrangement vesting period			4 years
Stock options outstanding			3,207,500
Full Value Stock Award | 2004 Omnibus Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of common stock authorized			6,000,000
Full Value Stock Award | 2014 Omnibus Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of common stock authorized			3,000,000
Performance Earned Restricted Stock Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation arrangement vesting period			3 years
Unamortized stock-based compensation expense			$ 16,400,000
Shares granted to Directors			$ 52.26	$ 50.84	$ 45.79
Shares granted			201,000
Shares of restricted stock vested			540,000
2015 Performance Contingent Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unamortized stock-based compensation expense			$ 0
Shares granted to Directors		$ 46.87
Shares granted		329,000
Performance goals attainment period for PCRS awards		3 years
Shares outstanding			301,000
2015 Performance Contingent Restricted Stock | Earnings Before Interest Taxes
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage		67.00%
2015 Performance Contingent Restricted Stock | Earnings Before Interest Taxes Margin
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage		33.00%
Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unamortized stock-based compensation expense			$ 300,000
Nonvested Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unamortized stock-based compensation expense			$ 22,200,000
Unamortized stock-based compensation expense expected recognition period			2 years 10 months 24 days
Shares granted to Directors			$ 52.62	$ 50.84	$ 46.17
Shares granted			262,000
Remaining weighted-average contractual term			2 years 10 months 24 days
Total fair value of shares vested			$ 29,900,000	$ 20,300,000	$ 34,200,000
Shares expected to vest			1,800,000
Shares expected to vest, weighted-average grant-date fair value			$ 45.85
Shares of restricted stock vested			745,000
Total intrinsic value of restricted shares converted			$ 7,600,000	$ 9,000,000	$ 32,300,000
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of restricted stock vested			360,762	263,857